Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 28,295,000	$ 37,150,000
Cash		36,720,000	$ 1,690,000
Cash - restricted		3,663,000	727,000
Cash Restricted		3,233,000
Accounts receivable, net	551,000	718,000	517,000
Inventory	398,000	268,000	249,000
Deferred income taxes		713,000
Assets held for sale	732,000	732,000
Other current assets	1,507,000	1,607,000	416,000
TOTAL CURRENT ASSETS	31,483,000	44,421,000	3,599,000
PROPERTY & EQUIPMENT, net	15,122,000	8,004,000	6,301,000
DUE FROM RELATED COMPANIES	83,000	74,000	3,611,000
GOODWILL	123,560,000	119,542,000	398,000
INTANGIBLE ASSETS, net	111,437,000	116,824,000	235,000
OTHER ASSETS	246,000	251,000	238,000
TOTAL ASSETS	281,931,000	289,116,000	14,382,000
CURRENT LIABILITIES
Accounts payable - trade and other	2,391,000	1,678,000	1,265,000
Accrued expenses	2,272,000	1,203,000	545,000
Gift card liability		430,000	586,000
Revolving line of credit		3,012,000	2,317,000
Other liabilities	4,128,000	430,000
Other deposit	907,000	907,000
Deferred revenue, current portion	587,000	490,000
Notes	76,000	1,438,000	1,207,000
Deferred income taxes	18,000	0
Current portion deferred initial franchise fees - Note 1		490,000	438,000
TOTAL CURRENT LIABILITIES	10,379,000	9,158,000	6,358,000
NON-CURRENT LIABILITIES
Warrant liability	6,111,000	16,516,000
Deferred revenue, net of current portion	2,745,000	2,816,000
Notes Payable	601,000	1,522,000	0
Deferred rent	472,000	29,000	996,000
Deferred initial franchise fees, net of current portion - Note 1		2,816,000	4,250,000
Due to related companies - Note 6			271,000
Derivative warrant liability		16,516,000
TOTAL LIABILITIES	20,308,000	30,041,000	11,875,000
COMMITMENTS AND CONTINGENCIES - Note 9
Stockholders'/Members' equity
MEMBERS' EQUITY - Before non-controlling interest, including variable interest entities of $47 as of December 31, 2019			2,492,000
MEMBERS' EQUITY - Non-controlling interest			15,000
Common stock	2,000	2,000
Additional paid-in capital	268,083,000	261,298,000
Retained (Accumulated) deficit	(6,462,000)	(2,225,000)
TOTAL STOCKHOLDERS' EQUITY	261,623,000	259,075,000	2,507,000
TOTAL LIABILITIES AND STOCKHOLDERS'/MEMBERS' EQUITY	$ 281,931,000	289,116,000	14,382,000
Variable Interest Entity, Primary Beneficiary [Member]
CURRENT ASSETS
Cash		0	3,000
PROPERTY & EQUIPMENT, net		0	853,000
GOODWILL		$ 0	398,000
TOTAL ASSETS			1,254,000
CURRENT LIABILITIES
Notes			1,207,000
NON-CURRENT LIABILITIES
Notes Payable
TOTAL LIABILITIES			1,207,000
Stockholders'/Members' equity
MEMBERS' EQUITY - Before non-controlling interest, including variable interest entities of $47 as of December 31, 2019			47,000
TOTAL LIABILITIES AND STOCKHOLDERS'/MEMBERS' EQUITY			$ 1,254,000